Investment income	12 Months Ended
Dec. 31, 2018
Disclosure of Investment Income [abstract]
Investment income
24 Investment income

Investment income
	2018[1]	2017	2016
Dividend income	102	80	87

Realised gains/losses on disposal of debt instruments measured at FVOCI	77	n/a	n/a
Realised gains/losses on disposal of Available-for-sale debt securities	n/a	64	107
Impairments of Available-for-sale debt securities	n/a
Reversal of impairments of Available-for-sale debt securities	n/a	3
Realised gains/losses and impairments of debt instruments measured at FVOCI	77	67	107

Realised gains/losses on disposal of Available-for-sale equity securities	n/a	48	236
Impairments of Available-for-sale equity securities	n/a	–6	–13
Realised gains/losses and impairments of Available-for-sale equity securities	n/a	42	223

Income from and fair value gains/losses on investment properties	4	3	4
Investment income	183	192	421

1 The adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated. Reference is made to Note 1 ‘Accounting policies’.

In 2018 and 2017, Dividend income mainly consists of dividend received from ING’s equity stake in Bank of Beijing.

In 2016, Dividend income mainly consists of dividend received from ING’s equity stake in Bank of Beijing and dividend received as a result of the merger between Equens SE and Worldline (EUR 16 million).

In 2016, Realised gains/losses on disposal of equity securities included EUR 163 million mainly comprising the gain on disposal of the shares held in VISA Europe Limited. For further information on the disposal of shares held in VISA Europe Limited, reference is made to Note 8 ‘Share of associates and joint ventures’, and Note 20 ‘Equity’.

Impairments and reversals of impairments on investments are presented within Investment income, which is part of Total income.

Impairments and reversals of impairment on investments per segment[1]
	Impairments			Reversal of impairments
	2018	2017	2016	2018	2017	2016
Retail Belgium
Wholesale Banking		–5	–8		3
Corporate Line Banking		–1	–5
	n/a	–6	–13	n/a	3